             As filed with the Securities and Exchange Commission on May 7, 2008
                                               Securities Act File No. 333-92106
                               Investment Company Act of 1940 File No. 811-21145

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                      Post-Effective Amendment No. 18                        [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                             Amendment No. 21                                [X]

                           SPDR(R) INDEX SHARES FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               One Lincoln Street
                           Boston, Massachusetts 02111

                                   ----------

                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (866) 787-2257

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                             One Lincoln Street/LCC6
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:
                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to Rule 485, paragraph (b)

[ ]  on _________________ pursuant to Rule 485, paragraph (b)

[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ]  on _________________ pursuant to Rule 485, paragraph (a)(1)

[ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           SPDR(R) INDEX SHARES FUNDS

                                   PROSPECTUS

                    SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF
                  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF
                   SPDR(R) DJ WILSHIRE GLOBAL REAL ESTATE ETF

                                   MAY 7, 2008

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

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                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


OVERVIEW OF THE FUNDS..............................            1
  Who Should Invest?...............................            1
  Principal Strategies of the Funds................            2
  Principal Risks of the Funds.....................            4
DESCRIPTION OF THE FUNDS...........................            8
  SPDR S&P International Mid Cap ETF...............            8
  SPDR S&P Emerging Markets Small Cap ETF..........            9
  SPDR DJ Wilshire Global Real Estate ETF..........           10
PERFORMANCE BAR CHARTS AND TABLES..................           13
FEES AND EXPENSES..................................           14
  Example..........................................           15
  Creation Transaction Fees and Redemption
     Transaction Fees..............................           16
ADDITIONAL INDEX INFORMATION.......................           17
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER
  CONSIDERATIONS...................................           20
  Additional Investment Strategies.................           20
  Additional Risks.................................           20
MANAGEMENT.........................................           23
INDEX LICENSES/DISCLAIMERS.........................           25
DETERMINATION OF NET ASSET VALUE...................           28
BUYING AND SELLING THE FUNDS.......................           29
PURCHASE AND REDEMPTION OF CREATION UNITS..........           29
DISTRIBUTIONS......................................           32
PORTFOLIO HOLDINGS.................................           33
TAX MATTERS........................................           33
GENERAL INFORMATION................................           37
FINANCIAL HIGHLIGHTS...............................           38
WHERE TO LEARN MORE ABOUT THE FUNDS................   Back Cover

                              OVERVIEW OF THE FUNDS

     The investment portfolios offered by this Prospectus as described herein (each is referred to as a "Fund" and collectively, the "Funds") are series of SPDR Index Shares Funds (the "Trust").

     Each Fund, using an "indexing" investment approach, seeks to replicate as closely as possible, before fees and expenses, the total return performance, or price and yield performance, of a market index (each, an "Index"). For more information regarding the Indexes, please refer to the "Additional Index Information" section of this Prospectus. SSgA Funds Management, Inc. (the "Adviser") serves as the investment adviser to the Funds. The Tuckerman Group LLC ("Tuckerman" or "Sub-Adviser") serves as the investment sub-adviser to the SPDR DJ Wilshire Global Real Estate ETF and is responsible for the day-to-day management of the SPDR DJ Wilshire Global Real Estate ETF's portfolio. To the extent that a reference in this Prospectus refers to the "Adviser," such reference should also be read to refer to Tuckerman with respect to the SPDR DJ Wilshire Global Real Estate ETF where the context requires.

     The shares of the Funds (the "Shares") are listed on a national securities exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit,"* principally in-kind for securities included in the relevant Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

                               WHO SHOULD INVEST?

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities as represented in each Fund's Index. Each Fund may be suitable for long-term investment in the market or sector represented in its Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund's Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed principally in-kind in Creation Units at each Fund's net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on each Fund

----------
* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, Shares may be created in less than a Creation Unit and upon termination of the Fund, Shares may be redeemed in less than a Creation Unit.

that could arise from frequent cash creation and redemption transactions that may affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in a Fund.

                        PRINCIPAL STRATEGIES OF THE FUNDS

     The Adviser seeks a correlation of 0.95 or better between each Fund's performance and the performance of its Index; however, a number of factors may affect a Fund's ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation. A correlation of 1.00 would represent perfect correlation.

     The Adviser, in seeking to achieve each Fund's investment objective, utilizes a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of each Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective.

     In addition, from time to time, securities are added to or removed from an Index and consequently the countries represented by an Index may change. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

     The Adviser will normally invest at least 80% of each Fund's assets in the securities of companies in its relevant Index. Such investments include stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") that trade on developed market exchanges (collectively, "Investment Securities"), such as the Hong Kong Stock Exchange, London Stock Exchange, NASDAQ Stock Market, and New York Stock Exchange ("NYSE"). The Adviser may purchase an ADR or GDR as a replacement for the actual foreign security in the applicable Index. Conversely, the Adviser may purchase the actual foreign security as a replacement for an ADR or GDR included in the applicable Index. Each Fund will provide shareholders with at least 60 days notice prior to any material change in the above-noted 80% investment policy or its benchmark Index. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment.

     Each Fund may also invest its other assets in securities not included in its benchmark Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

     Each Fund has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment. A Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% policy. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. The Board may also change a Fund's investment objective without shareholder approval.

                          PRINCIPAL RISKS OF THE FUNDS

     A FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN A FUND. A FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


--------------------------------------------------------------------------------------------------------------------------------







TICKER            NAME


                                                                         SAMPLING
                                                                NON-       INDEX     FOREIGN                               SMALL
                                 INDEX  MARKET  MANAGEMENT  DIVERSIFIED  TRACKING  SECURITIES  DERIVATIVES  CONCENTRATION   CAP
                                  RISK   RISK      RISK         RISK       RISK       RISK         RISK          RISK       RISK
--------------------------------------------------------------------------------------------------------------------------------
        SPDR S&P International
 MDD    Mid Cap ETF                X       X         X           X           X          X           X             X          X
--------------------------------------------------------------------------------------------------------------------------------

        SPDR S&P Emerging
 EWX    Markets Small Cap ETF      X       X         X           X           X          X           X             X          X
--------------------------------------------------------------------------------------------------------------------------------

        SPDR DJ Wilshire Global
 RWO    Real Estate ETF            X       X         X           X           X          X           X             X          X
--------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------







TICKER


                                         REAL
        MICRO   MID  LARGE  EMERGING    ESTATE
         CAP    CAP   CAP    MARKETS  SECURITIES
         RISK  RISK   RISK    RISK       RISK
------------------------------------------------

 MDD             X
------------------------------------------------

 EWX      X                     X
------------------------------------------------

 RWO      X      X     X        X          X
------------------------------------------------



     INDEX RISK: Unlike many investment companies, each Fund is not actively "managed." Therefore, a Fund would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the relevant Index. A Fund may not perform the same as its benchmark Index due to tracking error.

     MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of equity securities could decline generally or could underperform other investments.

     MANAGEMENT RISK: Because a Fund may hold less than the total number of stocks in its benchmark Index, each Fund is subject to management risk. This is the risk that the Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

     NON-DIVERSIFIED RISK: Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of each Fund.

     SAMPLING INDEX TRACKING RISK: Each Fund's return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index, and also incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of its Index, or representative sample of its Index. Each Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Because each Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on its Index, as would be the case if each Fund purchased all of the stocks in its Index. This risk is particularly acute for the Funds due to the greater risks of foreign investment described below and this risk may be exacerbated for Funds with low asset levels.

     FOREIGN SECURITIES RISK: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Each Fund's net asset value is determined on the basis of U.S. dollars. Foreign currencies, investments, and other assets and liabilities, if any, are translated into U.S. dollars at current exchange rates. Therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar even if the local currency value of a Fund's holdings goes up.

     Foreign Securities. Each Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

     Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

     Depositary receipts may be unregistered and unlisted. Each Fund's investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ("Securities Act"). The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund's limitation on investment in illiquid securities. It is possible that ADRs and GDRs purchased by a Fund in reliance on Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

     Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Currency. Because each Fund's net asset value is determined on the basis of U.S. dollars, a Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

     Forward Currency Exchange Contracts. Each Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and a Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

     DERIVATIVES RISK. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

     CONCENTRATION RISK: Each Fund's assets will generally be concentrated in an industry or group of industries to the extent that a Fund's underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

     SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

                            DESCRIPTION OF THE FUNDS

                       SPDR S&P INTERNATIONAL MID CAP ETF
                                  (SYMBOL: MDD)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P/Citigroup World Ex-U.S. US$2-5 billion Index (the "Mid Cap Index"). The Mid Cap Index is a float adjusted market cap weighted index that represents the mid capitalization segment of developed countries included in the S&P/Citigroup BMI Global Equity Index ("BMI Global Equity Index"). The BMI Global Equity Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of March 31, 2008, the Mid Cap Index consisted of companies from Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, and the United Kingdom. As of March 31, 2008, the Mid Cap Index was comprised of 852 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

     MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

                     SPDR S&P EMERGING MARKETS SMALL CAP ETF
                                  (SYMBOL: EWX)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P/Citigroup Emerging Market (less than)US$2 billion Index (the "Emerging Markets Small Cap Index"). The Emerging Markets Small Cap Index is a float adjusted market cap weighted index that represents the small capitalization segment of emerging countries included in the BMI Global Equity Index. The BMI Global Equity Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of March 31, 2008, the Emerging Markets Small Cap Index consisted of companies from Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Russia, Slovenia, South Africa, Taiwan, Thailand, and Turkey. As of March 31, 2008, the Emerging Markets Small Cap Index was comprised of 1,612 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

     MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

     EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                     SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
                                  (SYMBOL: RWO)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield performance of an index based upon the global real estate market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the Dow Jones Wilshire Global Real Estate Securities Index (the "DJW G RESI"). The DJW G RESI is a float adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities that represent the ownership and operation of commercial or residential real estate. As of March 31, 2008, the DJW G RESI consisted of companies from Australia, Austria, Belgium, Brazil, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and the United States. As of March 31, 2008, the DJW G RESI was comprised of 244 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

     MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

     MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

     LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

     EMERGING MARKETS RISK: Some foreign markets in which the Fund invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

     REAL ESTATE SECURITIES RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include real estate investment trusts ("REITs")) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the

Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended ("1940 Act").

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     The Funds are new and have not yet completed a full calendar year of investment operations and therefore do not have any performance history. Once the Funds have completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in each Fund by showing the variability of each Fund's returns based on net assets and comparing each Fund's performance to its Index, which is a broad-based securities index.

                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                        SPDR S&P    SPDR DJ
                                           SPDR S&P     EMERGING    WILSHIRE
                                        INTERNATIONAL   MARKETS   GLOBAL REAL
                                           MID CAP     SMALL CAP     ESTATE
                                             ETF          ETF         ETF
                                        -------------  ---------  -----------
SHAREHOLDER FEES
(fees paid directly from your
investment, but see "Purchase and
Redemption of Creation Units" for a
discussion of Creation and Redemption
Transaction Fees).....................      0.00%        0.00%       0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the
Fund's assets)(2)
  Management Fees.....................      0.45%        0.65%       0.50%
  Distribution and Service (12b-1)
     Fees.............................       None         None        None
  Other Expenses(3),(4)...............      0.00%        0.00%       0.00%
                                            -----        -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES..      0.45%        0.65%       0.50%
                                            =====        =====       =====



--------

(1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

(2)    Expressed as a percentage of average daily net assets.

(3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2008.

(4) Each Fund had not commenced operations as of the date of this Prospectus. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2008.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. Each Fund creates and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY A FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                                     1      3
                                                   YEAR   YEARS
                                                   ----   -----
                                                    ($)    ($)
SPDR S&P International Mid Cap ETF...............   46     144
SPDR S&P Emerging Markets Small Cap ETF..........   66     208
SPDR DJ Wilshire Global Real Estate ETF..........   51     160

            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

     Each Fund issues and redeems shares at net asset value only in large blocks of Shares called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each purchase or redemption of Creation Units as set forth in the table later in this Prospectus under "Purchase and Redemption of Creation Units." The fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE NORMAL CLEARING PROCESS (AS DEFINED BELOW) OR FOR CASH, AN ADDITIONAL CHARGE OF UP TO THREE TIMES THE STANDARD TRANSACTION FEE WILL BE CHARGED. Investors who hold Creation Units will also pay the annual Fund operating expenses described under "Fees and Expenses" earlier in this Prospectus.

                          ADDITIONAL INDEX INFORMATION

INDEX PROVIDER DESCRIPTION -- S&P INDEXES

     Standard & Poor's Index Services is the world's foremost producer and calculator of market indices. Standard & Poor's indexes are used for a variety of investing activities, including benchmarking active investments and serving as the underlying indexes for passive funds. In addition to independently developing indices, Standard & Poor's from time to time works with third parties interested in creating custom indices with characteristics matching the requirements of specific investment situations.

     Standard & Poor's is a leader in providing financial data, analytical research and investment and credit opinions to the global capital markets. Among the company's many products are the S&P Global 1200, the first real-time, global equity index, the S&P 500, the premier U.S. portfolio index, and credit ratings on more than 220,000 securities and funds. With 5,000 employees located in 19 countries, Standard & Poor's is an integral part of the world's financial architecture. Standard & Poor's is a division of The McGraw-Hill Companies, Inc. and has been calculating indices since 1923.

INDEX DESCRIPTION -- S&P/CITIGROUP INDEXES

     Each Index measures the performance of a subset, based on market capitalization or region, of the BMI Global Equity Index. The BMI Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable (as described in greater detail in the SAI). A country will be eligible for inclusion in the BMI Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization. To be included in the Mid Cap Index, a publicly listed company must have a total market capitalization between $2 billion and $5 billion, and be located in a country that meets the BMI Developed World Series criteria (as described in the SAI). To be included in the Emerging Markets Small Cap Index, a publicly listed company must have a total market capitalization between $100 million and $2 billion, and be located in a country that does not meet the BMI Developed World Series criteria. All indices are rebalanced annually. All indices are calculated daily, with price, total and net reinvested returns available.

INDEX PROVIDER -- DOW JONES INDEX

     Dow Jones Indexes is part of Dow Jones & Company, which publishes business and financial news and information. Dow Jones Indexes is a premier global provider of investable indexes, including the Dow Jones Averages and the Dow Jones Global, Regional, Country and Sector Titans Indexes and is co-owner of the Pan-European Dow Jones STOXX Indexes. Together with Wilshire Associates, Dow Jones Indexes markets and licenses the Dow Jones Wilshire index family, which includes the Dow Jones Wilshire 5000 and its size, style, and sector indexes. Dow Jones Indexes also offers a number of specialty indexes including hedge fund, commodity and credit derivative indexes.

     In addition to Dow Jones Indexes, Dow Jones & Company (NYSE: DJ; dowjones.com) publishes The Wall Street Journal and its international and online editions, Barron's and the Far Eastern Economic Review, Dow Jones Newswires, MarketWatch and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters Group of Factiva and with Hearst of SmartMoney. Dow Jones also provides news content to CNBC and radio stations in the United States.

     Wilshire Associates is a leading global investment technology, investment consulting and investment management firm with four business units: Wilshire Analytics, Wilshire Funds Management, Wilshire Consulting, and Wilshire Private Markets. The firm was founded in 1972, revolutionizing the industry by pioneering the application of investment analytics and research to investment management for the institutional marketplace. Wilshire also is credited with helping to develop the field of quantitative investment analysis that uses mathematical tools to analyze market risks. All other business units evolved from Wilshire's strong analytics foundation.

     Wilshire developed the index now known as the Dow Jones Wilshire 5000(SM) Composite Index, the first asset/liability models for pension funds, the first U.S. equity style metrics work and many other "firsts" as the firm grew to more than 300 employees serving the investment needs of institutional and high net worth clients around the world.

     Based in Santa Monica, CA, Wilshire provides services to clients in more than 20 countries representing in excess of 600 organizations. With nine offices on four continents, Wilshire Associates and its affiliates are dedicated to providing clients with the highest quality counsel, products and services. Please visit www.wilshire.com for more information.

INDEX DESCRIPTION -- THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX

     The Dow Jones Wilshire Global Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries. The DJW G RESI is an expansion of an earlier U.S.-only index, developed in 1991 by Wilshire Associates to serve as a proxy for direct real estate investment by institutions.

     The DJW G RESI is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity REITs and real estate operating companies (REOCs) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from these indexes include mortgage REITs, health care REITS, netlease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities.

                        ADDITIONAL INVESTMENT STRATEGIES,
                         RISKS AND OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including: affiliated money market funds (subject to applicable limitations under the 1940 Act), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets via a securities lending program through State Street Bank and Trust Company ("State Street") to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

                                ADDITIONAL RISKS

     Trading Issues. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in each Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the applicable Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value.

     Lending of Securities. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it may invest.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations, subject to certain terms and conditions which have been set forth in a Securities and Exchange Commission ("SEC") exemptive order issued to the Trust.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. serves as the Adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund's assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of March 31, 2008, the Adviser managed approximately $154 billion in assets and SSgA managed approximately $1.96 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee based on a percentage of each Fund's average daily net assets as set forth below.

SPDR S&P International Mid Cap ETF...............  0.45%
SPDR S&P Emerging Markets Small Cap ETF..........  0.65%
SPDR DJ Wilshire Global Real Estate ETF..........  0.50%


     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

     Investment Sub-Adviser -- SPDR DJ Wilshire Global Real Estate
ETF. Pursuant to the Advisory Agreement between the SPDR DJ Wilshire Global Real Estate ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Tuckerman, an affiliate of the Adviser, as sub-adviser, to be responsible for the day-to-day management of the Fund's investments, subject to supervision of the Adviser and the Board of Trustees. The Adviser provides administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of March 31, 2008, Tuckerman managed approximately $7.8 billion in assets. Tuckerman's principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.

     In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee based on the average daily net assets with respect to the SPDR DJ Wilshire Global Real Estate ETF.

     A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement will be included in the Trust's semi-annual report to shareholders for the period ended March 31, 2008.

     Portfolio Managers. The Adviser and, with respect to the SPDR DJ Wilshire International Real Estate ETF, Tuckerman, manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarily involved in the day-to-day portfolio management for each of the Funds, except for the SPDR DJ Wilshire Global Real Estate ETF, include Lynn Blake and John Tucker. Amos J. Rogers III and Sophia Banar are the portfolio managers for the SPDR DJ Wilshire Global Real Estate ETF.

     LYNN BLAKE. Ms. Blake, CFA, is a Managing Director of SSgA and a Principal of the Adviser. She joined the firm in 1987 and is the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake received a Bachelor of Science degree from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

     JOHN TUCKER. Mr. Tucker, CFA, is a Managing Director of SSgA and a Principal of the Adviser. He joined the firm in 1988 and is the Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker received a Bachelor of Arts degree in Economics from Trinity College and an MS degree in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

     Portfolio Management Team -- SPDR DJ Wilshire Global Real Estate ETF:

     AMOS J. ROGERS III. Mr. Rogers is Managing Director of the Tuckerman Group. He has nearly 15 years commercial real estate lending, investment and asset management experience and has been with the Tuckerman Group since 2003. He leads the real estate securities business and is the portfolio manager for the REIT investment strategies. Prior to joining the Tuckerman Group, he spent 8 years at Citicorp, holding various positions in the real estate division. Mr. Rogers received his undergraduate degree form Clarkson University, and holds a Master of Science degree in management with a concentration in real estate finance from the M.I.T. -- Sloan School of Management.

     SOPHIA BANAR. Ms. Banar is a Securities Analyst for the Tuckerman Group. She performs fundamental analysis of the REIT universe for the active strategy and provides oversight on implementation of U.S. and Global/International real estate index strategies. Prior to joining the Tuckerman Group, she was an Analyst for the State Street Corporation Wealth Manager Services division. Prior to joining State Street Corporation in 2004, Ms. Banar spent five years as a consultant with CSC Consulting Inc., a professional services organization of Computer Science Corporation. Ms. Banar received her Bachelor of Science degree in Management from Bentley College, and holds an MBA with a concentration in Finance/Security Analysis from Columbia University Graduate Business School.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information ("SAI").

     Administrator, Custodian and Transfer Agent. State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. State Street Global Markets, LLC, part of State Street Corporation, is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                           INDEX LICENSES/DISCLAIMERS

S&P/CITIGROUP INDEXES:

     S&P/Citigroup Indexes: The "S&P/Citigroup World Ex-U.S. US$2-5 billion Index" and "S&P/Citigroup Emerging Market (less than) US$2 billion Index" and "S&P/Citigroup BMI Global Equity Index" (together, the "S&P/Citigroup Indexes"), and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc. SSgA Fund Management Inc., and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

     THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P") OR CITICORP AND ITS AFFILIATES. NEITHER S&P NOR CITICORP MAKES ANY REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE S&P/CITIGROUP INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P AND CITICORP'S ONLY RELATIONSHIP TO THE ADVISER IS AS LICENSOR OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P/CITIGROUP INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUNDS. S&P AND CITICORP HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P/CITIGROUP INDEXES. S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P AND CITICORP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

     S&P AND CITICORP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF S&P/CITIGROUP INDEXES OR ANY DATA INCLUDED THEREIN AND S&P AND CITICORP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITICORP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P/CITIGROUP INDEXES OR ANY DATA INCLUDED THEREIN. S&P AND CITICORP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P/CITIGROUP INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITICORP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS) RESULTING FROM THE USE OF THE S&P/CITIGROUP INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DOW JONES WILSHIRE INDEX LICENSES:

     The Dow Jones Wilshire Global Real Estate Securities Index is a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Fund.

     Dow Jones and Wilshire do not:

     - Sponsor, endorse, sell or promote the Fund.

     - Recommend that any person invest in the Fund or any other securities.

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

     - Have any responsibility or liability for the administration, management or marketing of the Fund.

     - Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.


NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

- NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:
  - THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE INDEXES AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE INDEXES;
  - THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE INDEXES AND ANY RELATED DATA;
  - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE INDEXES AND/OR ITS RELATED DATA;
  - NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE INDEXES OR RELATED DATA; AND
  - UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT AMONG THE ADVISER, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUND OR ANY OTHER THIRD PARTIES.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' Custodian and determined each business day, normally at the close of regular trading of the NYSE (ordinarily 4:00 p.m., New York time) ("Closing Time"). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

     The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

     Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

     The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are estimates of the value of the Funds' net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. The IOPV is the approximate value of Shares of a Fund. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Funds issue Shares and redeem Shares only in Creation Units at their respective net asset values per Share on a continuous basis only on a day the NYSE is open for business, in Creation Unit sized set forth in the table below:

FUND                                        CREATION UNIT SIZE
----                                        ------------------
SPDR S&P International Mid Cap ETF........        200,000
SPDR S&P Emerging Markets Small Cap ETF...        100,000
SPDR DJ Wilshire Global Real Estate ETF...        100,000


     The Creation Unit size for a Fund may change. Authorized Participants will be notified of such change as far in advance as possible.

     Each Fund imposes no restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by the Trust's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at net asset value per Share for a basket of securities intended to represent each Fund's portfolio, plus an amount of cash, as the case may be. Fund Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

     Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "Purchase and Redemption of Creation Units" in the SAI.

     Creation. In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's Index (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Notwithstanding the foregoing, the Adviser intends to substitute cash payment equal in value to certain Deposit Securities ("Deposit Cash"). The list of the names and the number of shares of the Deposit Securities and the amount of Deposit Cash is made available by the Custodian through the facilities of the National Securities Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities plus the Deposit Cash.

     Orders must be placed in proper form by or through either: (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"); or (ii) a Depository Trust Company participant ("DTC Participant"), that, in either case, has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance by the Trust, with respect to creations and redemptions of Creation Units ("Participant Agreement"). The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

     The Participant Agreement sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. The price of each Creation Unit will equal the aggregate daily net asset value per Share, plus the Cash Component, the transaction fees described later in this Prospectus and, if applicable, any transfer taxes. Purchasers of Shares in Creation Units are responsible for payment of the costs of transferring any Deposit Securities to a Fund.

     Shares may be issued in advance of receipt of Deposit Securities subject to various conditions set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Securities. See "Purchase and Redemption of Creation Units" in the SAI.

     Legal Restrictions on Transactions in Certain Stocks (Purchase). An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the applicable Fund's discretion, be permitted to submit a custom order, as further described in the SAI, and deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

     Redemption. The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of the Fund's portfolio securities ("Fund Securities") that will be applicable that day to redemption requests in proper form. Fund Securities received upon redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Redemption proceeds generally consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form and the value of the Fund Securities, and any cash payment in lieu of certain Fund Securities (the "Cash Redemption Amount"), less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     Orders to redeem Creation Units of a Fund may only be effected by or through a DTC Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

     Legal Restrictions on Transactions in Certain Stocks (Redemption). An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund's discretion.

Creation and Redemption Transaction Fees:

                                              TRANSACTION
FUND                                            FEE*, **
----                                          -----------
SPDR S&P International Mid Cap ETF..........     $4,000
SPDR S&P Emerging Markets Small Cap ETF.....     $5,000
SPDR DJ Wilshire Global Real Estate ETF.....     $3,000


--------

    * From time to time, any Fund may waive all or a portion of its applicable transaction fee.

   ** An additional charge of up to three times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are for cash.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are distributed to shareholders annually, except for the SPDR DJ Wilshire Global Real Estate ETF which distributes income dividends, if any, quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     -  Each Fund makes distributions;

     -  You sell Shares listed on the Exchange; and

     -  You create or redeem Creation Units.

     Taxes on Distributions. Each Fund will distribute any net investment income annually, except for the SPDR DJ Wilshire Global Real Estate ETF, which will distribute investment income quarterly, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor.

     Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Foreign Income Taxes. Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Funds in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under recently enacted legislation, a Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008.

     Certain Funds may invest in REITs. Under recent legislation, the Code provides a look-through rule for distributions of so-called FIRPTA gain by a Fund if all of the following requirements are met: (i) the Fund is classified as a "qualified investment entity" (a "qualified investment entity" includes entities taxable as regulated investment companies ("RICs") if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations); and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a Fund are treated as gain from the disposition of a U.S. real property interest ("USRPI"), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that non-U.S. investors to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. If these rules do not apply to a distribution, such distribution in the hands of a non-U.S. investor is subject to the same treatment referenced in the preceding paragraph.

     Non-U.S. investors are encouraged to review the SAI for additional discussion of these issues. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     The extent to which a Fund redeems Creation Units in cash may result in more capital gains being recognized by the Fund as compared to exchange traded funds that redeem creation units in kind.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Certain Tax Exempt Investors. A fund investing in certain limited real estate investments and other publicly traded partnerships may be required to pass-through certain "excess inclusion income" and other income as "unrelated business taxable income" ("UBTI"). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisors prior to investment in the Funds regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

     Certain investments held by the Funds may be classified as passive foreign investment companies or "PFICs" under the Internal Revenue Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds' potential investments in PFICs can be found in the Statement of Additional Information.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.

                              FINANCIAL HIGHLIGHTS

     The Funds had not commenced operations prior to the date of this Prospectus and therefore do not have financial information.

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. An SAI is on file with the SEC and provides more information about the Funds. The SAI is incorporated herein by reference (i.e., it is legally part of this Prospectus). This may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at www.SPDRETFs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

SPDRISFPROS              The Trust's Investment Company Act Number is 811-21145.

                    SPDR(R) INDEX SHARES FUNDS (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 7, 2008

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated May 7, 2008, as it may be revised from time to time.

                    SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF

                  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF

                   SPDR(R) DJ WILSHIRE GLOBAL REAL ESTATE ETF

                    (each a "Fund" and together, the "Funds")

The Funds are separate exchange-traded "index funds," each of which is a series of SPDR(R) Index Shares Funds (the "Trust"), and are offered by this Statement of Additional Information ("SAI"). SSgA Funds Management, Inc. is the investment adviser ("Adviser") for each Fund. State Street Global Markets, LLC is the principal underwriter (referred to herein as "Distributor" or "Principal Underwriter") for each Fund's shares.

The Funds discussed in this SAI had not commenced operations as of September 30, 2007 and therefore they did not have any financial information to report for the Trust's September 30, 2007 fiscal year end.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Funds' current Prospectus may be obtained without charge by writing to State Street Global Markets, LLC, the Trust's principal underwriter (referred to herein as "Distributor" or "Principal Underwriter"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or calling toll-free 1-866-787-2257. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Description of the Trust                                              3
Additional Index Information                                                  3
Investment Policies                                                           7
Special Considerations and Risks                                             11
Investment Restrictions                                                      14
Exchange Listing and Trading                                                 15
Management of the Trust                                                      16
Brokerage Transactions                                                       26
Book Entry Only System                                                       27
Purchase and Redemption of Creation Units                                    28
Determination of Net Asset Value                                             33
Dividends and Distributions                                                  34
Taxes                                                                        34
Capital Stock and Shareholder Reports                                        39
Counsel and Independent Registered Public Accounting Firm                    39
Local Market Holiday Schedules                                               39
Appendix A-Proxy Voting Policies                                            A-1

                        GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. As of the date of this SAI, the Trust consists of 22 investment series (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and the offering of each Fund's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The shares of each Fund are referred to herein as "Shares." The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance, or the price and yield performance, of a specified market index (each an "Index").

The Trust was organized as a Massachusetts business trust on February 14, 2002. Prior to August 1, 2007, the Trust was known as the streetTRACKS(R) Index Shares Funds. The Funds had not commenced operations prior to the date of this SAI.

Except as described in greater detail under "Dividend Reinvestment Service," each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit")(1). Each Fund offers and issues Creation Units generally in exchange for a basket of equity securities included in its Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). Shares are listed on a national securities exchange ("the "Exchange") and trade at market prices. These prices may differ from the Shares' NAV. The Shares are also redeemable only in Creation Unit aggregations (except upon termination of a Fund), and generally in exchange for portfolio securities and a specified cash payment ("Cash Redemption Amount"). A Creation Unit of each Fund consists of 100,000 Shares or 200,000 Shares.

The Trust reserves the right to accept offers to purchase or redeem Creation Units in cash for Funds, although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash creations or redemptions, the Trust may impose, transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to three times the fixed Creation or Redemption Transaction Fee may apply.

                          ADDITIONAL INDEX INFORMATION

                            S&P CITIGROUP/BMI INDEXES

INDEX CRITERIA & METHODOLOGY

     A. Component Selection Criteria

          To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/Citigroup BMI Global Index universe, the parent index for the S&P/Citigroup series.

          To be added to the S&P/ Citigroup BMI Global Index, a company must:

          - Be domiciled in one of the world's developed or emerging markets and meet the country inclusion criteria.

          - Have at least USD 100 million in free float capitalization at the time of index reconstitution.

          - Post a minimum value traded of USD 50 million for the 12 months preceding the annual reconstitution.

          A stock may be added to the S&P/Citigroup BMI Global index intra reconstitution if an IPO (Initial Public Offering) is large enough to warrant inclusion. Companies are removed from the S&P/Citigroup BMI Global Index if their free float capital falls below USD 75 million or below USD 35 million value traded for the

----------
(1) Except that under the "Dividend Reinvestment Service" described herein, however, shares may be created in less than a Creation Unit and upon termination of a Fund, shares may be redeemed in less than a Creation Unit.

     preceding 12 months at the time of the annual reconstitution. A company may be removed during the year if its free float market cap falls below $25 million at the close of the last trading day of any month.

     B. Methodology

          The S&P/ Citigroup indexes are market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values. Four categories of shares are subtracted from a company's market capitalization to obtain its percentage shares in free float: corporate cross holdings, private control blocks holdings; government holdings (each of these categories must be 10% or more of total capital); and legally-restricted shares. All investable primary market share classes are included in the index. All ordinary share classes, except fixed-dividend shares, are eligible for inclusion.

          Shares used in index calculations are adjusted for corporate actions on their ex-dates. These actions include splits, scrip and bonus issues, and preemptive rights. For actions resulting in no net change to the capitalization of the issue, the index divisor remains unchanged.

          Index divisors are adjusted for all extraordinary dividends, non-cash corporate distributions, equity offerings, index constituent removal and/or inclusion, and monies distributed via share buybacks. The index levels are price levels and, therefore, do not account for ordinary dividends.

          The following corporate actions result in changes to the index divisor: special dividends that are a return of capital, divestitures in the form of spin-offs, installment calls on partly paid issues, additions, deletions of index members, equity offerings resulting in increase of shares outstanding, and buybacks through tender offers.

     C. Liquidity

          A company must post a minimum value traded of USD 35 million for the 12 month preceding the annual reconstitution to remain in the S&P/ Citigroup series.

     D. Country Classification

          The S&P/Citigroup Global Equity Index Series is divided into two major regions - the Developed World and the Emerging Composite. The objective of the Developed World/Emerging Composite split is to segregate countries according to the relative size of their economic output per capita.

          Standard & Poor's: S&P/Citigroup Global Equity Indices Countries are included in the S&P/Citigroup Broad Market Index (BMI) Developed World Series if the following criteria are met:

          1. Annual per capita gross national income (GNI) falls in the high-income category, as defined by The World Bank, for the most recent three consecutive years.

          2. The market should exhibit financial depth; the ratio of the country's equity markets to its gross domestic product should be high. In recent years financial depth has increased around the world and has far outpaced the growth of gross domestic product. However, for a country to be considered truly developed both income levels and gross market capitalization should be high.

          3. No broad-based discriminatory controls against non-domiciled investors for the most recent three consecutive years.

          4. The country's stock markets should exhibit characteristics of developed markets in terms of transparency, depth, market regulation, operational efficiency, and absence of broad-based investment restrictions.


          After meeting the above criteria, a country will be put on a watch list for a minimum of two years before it is graduated to developed market status.

          Eligible countries that do not satisfy the rules described above will be classified as Emerging Markets, subject to the following test for countries previously classified as Developed Markets:

          - A country has to fall out of the high-income category for three consecutive years to be moved from developed market status to emerging market status.

INDEX MAINTENANCE AND ISSUE CHANGES

     The S&P/ Citigroup BMI Indexes are maintained by a team of analysts working under the direction of the S&P Index Committee. Index reconstitution takes place annually and involves both a bottom-up and a top-down review of all aspects of index construction.

     All listed common equities in index-eligible countries are evaluated for membership by taking into consideration multiple factors, including: price per share, total shares outstanding, available free float of shares outstanding, and market foreign exchange rate versus the U.S. dollar.

     A. Additions

     Companies will be added to the index at the time of the annual reconstitution if their free float market capitalization exceeds USD 100 million and they are domiciled in one of the existing component countries. The company must also post a minimum of USD 35 million in value traded in the 12 months preceding the reconstitution.

     Newly public companies that arise from spin-offs, privatizations, and other events will be added each quarter if their market caps register above the median of a country's total market capitalization range. They may be added sooner if their size and expected liquidity warrants immediate inclusion.

     B. Deletions

     Companies will be deleted from the index whose market capitalization falls below USD 75 million at the time of the annual reconstitution or those that have less than USD 35 million value traded in the last 12 months.

     Companies that fall below USD 25 million free float market cap on the final business day of a month may be removed from the index at the following month end.

          If a company's shares are no longer available due to a cash acquisition or as a result of bankruptcy or delisting, the company will be deleted from the index without replacement. If an issue stops pricing, its index membership will be maintained at the final offer price until its removal. The company may be removed from the index if, in the judgment of Standard & Poor's, trading in the company's shares is unlikely to resume.

     C. Index Rebalancing / Structural Changes

          All share changes, impacting an index constituent, of 5% or more will be done as soon as reasonably possible after the data are verified and after providing a minimum 5 days notice period. Announcements will be posted on the Standard & Poor's site:
     www.globalindices.standardandpoors/indices.com.

          Changes entailing less than 5% changes of shares will be done on a quarterly basis. The dates of share rebalancing will be the third Fridays of March, June and December. In September they will coincide with the annual reconstitution of the index and share changes will be implemented at the close of business of September 30th, effective October 1st, for the developed markets and on November 1st for emerging markets.

INDEX AVAILABILITY

     The S&P/ Citigroup BMI Indexes are calculated on all weekdays throughout the year. Daily historical price and total returns are available for download from the public website: www.globalindices.standardandpoors.com. Index data are also generally available via commercial data providers, including the following major vendors: BARRA, Bloomberg, Datastream. FactSet Data Systems, Reuters, Wilshire Associates, Vestek, and Zephyr Associates.

EXCHANGE RATES AND PRICING

     WM/ Reuters foreign exchange rates are taken daily at 4:00 p.m. London time, and used in the calculation of the S&P/ Citigroup Global Equity Indices. These fixings during the U.S. trading day are calculated by the WM Company based on Reuters data and appear on Reuters pages WMRA and those pages following.

     Each company's primary share listing is used to calculate index levels. Closing prices in each company's domestic market are used in the final daily index calculations. If trading in a stock is halted, the last bid or suspension price is carried forward. In cases of prolonged suspension, a dealer market or gray market price is used, if obtainable, and the issue may be deleted from the index.

             DOW JONES WILSHIRE GLOBAL SECURITIES REAL ESTATE INDEX

INDEX PROVIDER DESCRIPTION

     Dow Jones Indexes is part of Dow Jones & Company, which publishes business and financial news and information. Dow Jones Indexes is a premier global provider of investable indexes, including the Dow Jones Averages and the Dow Jones Global, Regional, Country and Sector Titans Indexes and is co-owner of the Pan-European Dow Jones STOXX Indexes. Together with Wilshire Associates, Dow Jones Indexes markets and licenses the Dow Jones Wilshire index family, which includes the Dow Jones Wilshire 5000 and its size, style, and sector indexes. Dow Jones Indexes also offers a number of specialty indexes including hedge fund, commodity and credit derivative indexes.

     In addition to Dow Jones Indexes, Dow Jones & Company (NYSE: DJ; dowjones.com) publishes The Wall Street Journal and its international and online editions, Barron's and the Far Eastern Economic Review, Dow Jones Newswires, MarketWatch and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters Group of Factiva and with Hearst of SmartMoney. Dow Jones also provides news content to CNBC and radio stations in the United States.

     Wilshire Associates is a leading global investment technology, investment consulting and investment management firm with four business units: Wilshire Analytics, Wilshire Funds Management, Wilshire Consulting, and Wilshire Private Markets. The firm was founded in 1972, revolutionizing the industry by pioneering the application of investment analytics and research to investment management for the institutional marketplace. Wilshire also is credited with helping to develop the field of quantitative investment analysis that uses mathematical tools to analyze market risks. All other business units evolved from Wilshire's strong analytics foundation.

     Wilshire developed the index now known as the Dow Jones Wilshire 5000SM Composite Index, the first asset/liability models for pension funds, the first U.S. equity style metrics work and many other "firsts" as the firm grew to more than 300 employees serving the investment needs of institutional and high net worth clients around the world.

     Based in Santa Monica, CA, Wilshire provides services to clients in more than 20 countries representing in excess of 600 organizations. With nine offices on four continents, Wilshire Associates and its affiliates are dedicated to providing clients with the highest quality counsel, products and services. Please visit www.wilshire.com for more information.

INDEX METHODOLOGY

     The Index is weighted by float-adjusted market capitalization. To be included in the Index, an issue must be all of the following:

     - The company must be both an equity owner and operator of commercial and/or residential real estate. Security types excluded from these more focused indexes include mortgage real estate investment trusts (each, a "REIT"), health care REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments.

     - The company must have a minimum total market capitalization of at least US $200 million at the time of its inclusion.

     - At least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets.

     - The liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities.

INDEX MAINTENANCE

     Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:

     - Routine additions and deletions to the Index, as well as shares updates, are made quarterly after the close of trading on the third Friday of March, June, September and December. The changes become effective at the opening of trading on the next business day.

     - During the quarter, a component company's shares outstanding will be adjusted at the same time as a change in that company is made to the Dow Jones Wilshire 5000 Composite Index or to the soon to be released Dow Jones Wilshire family of Indexes.

     - A company will be removed from the Index if direct mortgage investments represent more than 25% of the company's assets for two consecutive quarters or if the company is reclassified as a mortgage or hybrid REIT.

     - An equity REIT that elects to drop its REIT status and become taxed as a C corporation will be removed from the REIT index but will remain in the Index if it continues to meet the qualifications for a real estate operating company.

     - A company will be removed from the Index if less than 50% of its total revenue is generated from the ownership and operation of real estate assets for two consecutive quarters.

     - A company will be removed from the Index if its stock becomes illiquid or has more than 10 nontrading days during the previous quarter.

     - A company will be removed from the Index if its stock is delisted by its primary market due to failure to meet financial or regulatory requirements.

     - A company will be removed from the Index if its total market capitalization falls below $100 million and remains at that level for two consecutive quarters.

     - If a component company enters bankruptcy proceedings, it will be removed from the Index and will remain ineligible for reinclusion until it has emerged from bankruptcy. However, the Dow Jones Wilshire Index Oversight Committee may, following a review of the bankrupt company and the issues involved in the filing, decide to keep the company in the Index.

     - The Dow Jones Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Index if the committee deems the removal necessary to protect the integrity of the index and the interests of investors in products linked to that index.

     - The Index value is based on each stock's closing price on its primary market and the official WM closing spot rates as of 11:00 a.m. eastern time.

INCEPTION DATE

     The date on which the Dow Jones Wilshire Global Real Estate Securities Index was first published was March 21, 2006. Back-tested historical data is available on a monthly basis from December 31, 1992, and daily from January 1, 1999.

                               INVESTMENT POLICIES

DIVERSIFICATION

Each Fund is classified as a non-diversified investment company under the 1940 Act. A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may constitute a greater portion of an Index of a Fund and therefore, the securities may constitute a greater portion of the Fund's portfolio. This may have an adverse effect on the Fund's performance or subject the Fund's Shares to greater price volatility than more diversified investment companies.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

CONCENTRATION

In addition, the Funds may concentrate their investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently the Fund's investment portfolio. This may adversely affect the Fund's performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the "acquired company") provided that each Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

FOREIGN CURRENCY TRANSACTIONS

Each Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS.

Each Fund may purchase publicly traded common stocks of foreign corporations.

Investing in U.S. registered, dollar-denominated, common stocks issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

A Fund's investment in common stock of foreign corporations by a Fund may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees (the "Board") who administer the lending program for one or more Funds in accordance with guidelines approved by the Fund's Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company ("State Street"), an affiliate of the Trust, has been approved by the Board to serve as securities lending agent for each Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the SEC under Sections 17(a) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

REPURCHASE AGREEMENTS.

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's Custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Funds. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds' assets. The Funds' exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such assets.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions;
(iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P, or if unrated, of comparable quality as determined by the Adviser;
(v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and
(vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS.

Each Fund may utilize exchange-traded futures and options contracts and swap agreements. Each Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission ("CFTC") regulation or interpretation.

Future Contracts and Options -- Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Funds are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Index. Exchange-traded futures and options contracts are not currently available for each Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components. The Trust, on behalf of the Funds, has filed notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options -- In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund's policies. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box" -- Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements -- Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments -- Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus under the heading "Principal Risks of the Funds" and "Description of the Funds". The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

GENERAL. Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market for such futures contracts and options. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the Index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS. As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in the applicable Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of any Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

CONTINUOUS OFFERING. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

REAL ESTATE INVESTMENT TRUSTS ("REITs"). The Funds may invest in REITs to the extent that their underlying Indexes invest in REITs. REITs pool investor's funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

INVESTMENT RESTRICTIONS. The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

2. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

4. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;

5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

6. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

7. Sell securities short, except short sales "against the box"; or

8. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

9. Concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances, invest less than 80% of its total assets in component securities that comprise its relevant benchmark Index or in ADRs or GDRs based on the securities in its Index.

4. With respect to the SPDR S&P International Mid Cap ETF, invest, under normal circumstances, less than 80% of its assets in securities of mid-capitalization companies.

5. With respect to the SPDR S&P Emerging Markets Small Cap ETF, invest, under normal circumstances, less than 80% of its assets in securities of small-capitalization companies.

6. With respect to the SPDR DJ Wilshire Global Real Estate ETF, invest, under normal circumstances, less than 80% of its assets in securities of real estate companies.

Prior to any change in a Fund's 80% investment policy, as applicable, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Index or the portfolio securities on which such Fund is based is no longer calculated or available; (3) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide current Share pricing information with respect to the Funds, the Exchange disseminates an updated IOPV relating to each Fund as calculated by Bloomberg, L.P. or the Exchange. The IOPV calculations are based on local market quotes and local market closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor the Adviser, nor any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the NAV per Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's NAV per Share is calculated and the trading currency is the currency in which Shares of the Funds are listed and traded on the Exchange.

                            MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations of the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF            PRINCIPAL          IN FUND
                                                    OFFICE AND         OCCUPATION(S)        COMPLEX             OTHER
        NAME, ADDRESS             POSITION(S)        LENGTH OF          DURING PAST        OVERSEEN         DIRECTORSHIPS
      AND DATE OF BIRTH           WITH FUNDS        TIME SERVED           5 YEARS         BY TRUSTEE       HELD BY TRUSTEE
-----------------------------   --------------   ----------------   -------------------   ----------   ----------------------
TRUSTEES

INDEPENDENT TRUSTEES

DAVID M. KELLY                  Independent      Unlimited          Retired.              71           Chicago Stock Exchange
c/o SPDR Index Shares Funds     Trustee          Elected:                                              (Public Governor/
State Street Financial Center                    July 2004                                             Director);
One Lincoln Street                                                                                     Penson Worldwide Inc.
Boston, MA 02111-2900                                                                                   (Director);
10/10/38                                                                                               Custodial Trust Co.
                                                                                                       (Director);
                                                                                                       SPDR  Series Trust
                                                                                                       (Trustee).

FRANK NESVET                    Independent      Unlimited          Chief Executive       71           SPDR  Series Trust
c/o SPDR Index Shares Funds     Trustee,         Elected:           Officer, Libra                     (Trustee); The
State Street Financial Center   Chairman         July 2004          Group, Inc.                        Massachusetts Health &
One Lincoln Street                                                  (1998-present)(a                   Education Tax Exempt
Boston, MA 02111-2900                                               financial services                 Trust (Trustee).
9/24/43                                                             consulting
                                                                    company).

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF            PRINCIPAL          IN FUND
                                                    OFFICE AND         OCCUPATION(S)        COMPLEX             OTHER
        NAME, ADDRESS             POSITION(S)        LENGTH OF          DURING PAST        OVERSEEN         DIRECTORSHIPS
      AND DATE OF BIRTH           WITH FUNDS        TIME SERVED           5 YEARS         BY TRUSTEE       HELD BY TRUSTEE
-----------------------------   --------------   ----------------   -------------------   ----------   ----------------------
HELEN F. PETERS                 Independent      Unlimited          Professor of          71           Federal Home Loan Bank
c/o SPDR Index Shares Funds     Trustee          Elected:           Finance, Carroll                   of Boston (Director);
State Street Financial Center                    July 2004          School of                          BJ's Wholesale Clubs
One Lincoln Street                                                  Management,                        (Director);
Boston, MA 02111-2900                                               Boston College                     SPDR  Series Trust
3/22/48                                                             (2003-present);                    (Trustee).
                                                                    Dean, Boston
                                                                    College (August
                                                                    2000-2003).
INTERESTED TRUSTEE

JAMES E. ROSS*                  Interested       Unlimited          President, SSgA       94           SPDR  Series Trust
SSgA Funds Management, Inc.     Trustee,         Elected Trustee:   Funds Management,                  (Trustee); Select
State Street Financial Center   President        November 2005,     Inc.                               Sector SPDR Trust
One Lincoln Street                               Elected            (2005-present);                    (Trustee);
Boston, MA 02111                                 President: May     Principal, SSgA                    State Street Master
6/24/65                                          2005               Funds Management,                  Funds Trust (Trustee);
                                                                    Inc.                               and State Street
                                                                    (2001-present);                    Institutional
                                                                    Senior Managing                    Investment Trust
                                                                    Director, State                    (Trustee).
                                                                    Street Global
                                                                    Advisors
                                                                    (2006-present);
                                                                    Principal, State
                                                                    Street Global
                                                                    Advisors
                                                                    (2000 to 2006).

OFFICERS

ELLEN M. NEEDHAM                Vice President   Unlimited          Principal, SSgA
SSgA Funds Management, Inc.                      Elected: March     Funds Management,
State Street Financial Center                    2008               Inc.
One Lincoln Street                                                  (1992-present)**;
Boston, MA 02111                                                    Managing Director,
1/04/67                                                             State Street
                                                                    Global Advisors
                                                                    (1992 to present)**   N/A          N/A

MICHAEL P. RILEY                Vice President   Unlimited          Principal, State      N/A          N/A
SSgA Funds Management, Inc.                      Elected:           Street Global
State Street Financial Center                    February 2005      Advisors
One Lincoln Street                                                  (2005-present);
Boston, MA 02111                                                    Assistant Vice
3/22/69                                                             President, State
                                                                    Street Bank and
                                                                    Trust Company
                                                                    (2000-2004).

GARY L. FRENCH                  Treasurer        Unlimited          Senior Vice           N/A          N/A
State Street Bank and                            Elected:           President,
Trust Company                                    May 2005           State Street Bank
Two Avenue de Lafayette                                             and Trust Company
Boston, MA 02111                                                    (2002-present);
7/4/51                                                              Managing Director,
                                                                    Deutsche Bank
                                                                    (2001-2002).

* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

**   Served in various capacities during the noted time period.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF            PRINCIPAL          IN FUND
                                                    OFFICE AND         OCCUPATION(S)        COMPLEX             OTHER
        NAME, ADDRESS             POSITION(S)        LENGTH OF          DURING PAST        OVERSEEN         DIRECTORSHIPS
      AND DATE OF BIRTH           WITH FUNDS        TIME SERVED           5 YEARS         BY TRUSTEE       HELD BY TRUSTEE
-----------------------------   --------------   ----------------   -------------------   ----------   ----------------------
SCOTT M. ZOLTOWSKI                               Unlimited          Principal, SSgA       N/A          N/A
SSgA Funds Management, Inc.                      Elected:           Funds
State Street Financial Center   Secretary        March 2008         Management, Inc.
One Lincoln Street                                                  (2006-present);
Boston, MA 02111                                                    Vice President and
1/30/69                                                             Senior Legal
                                                                    Counsel, State
                                                                    Street Global
                                                                    Advisors
                                                                    (2006-present);
                                                                    Vice
                                                                    President and
                                                                    Counsel, State
                                                                    Street Bank and
                                                                    Trust Company
                                                                    (2004-2006); Senior
                                                                    Counsel, BISYS,
                                                                    Inc. (2001-2004).

RYAN M. LOUVAR                  Assistant        Unlimited          Vice President and    N/A          N/A
State Street Bank and Trust     Secretary        Elected:           Senior Counsel,
Company                                          October 2006       State Street Bank
Two Avenue de Lafayette                                             and Trust Company
Boston, MA 02111                                                    (2005-present);
2/18/72                                                             Counsel, BISYS
                                                                    Group, Inc.
                                                                    (2000-2005) (a
                                                                    financial services
                                                                    company).

MARK E. TUTTLE                  Assistant        Unlimited          Vice President and    N/A          N/A
State Street Bank and Trust     Secretary        Elected:           Counsel, State
Company                                          August 2007        Street Bank &
Two Avenue de Lafayette                                             Trust Company
Boston, MA 02111                                                    (2007 - present);
3/25/70                                                             Assistant Counsel,
                                                                    BISYS Group,  Inc.
                                                                    (2006-2007) (a
                                                                    financial;
                                                                    services company);
                                                                    Compliance
                                                                    Manager, BISYS
                                                                    Group, Inc.
                                                                    (2005-2006); Sole
                                                                    Practitioner,
                                                                    Mark E. Tuttle
                                                                    Attorney at Law
                                                                    (2004-2005);
                                                                    Paralegal, John
                                                                    Hancock Financial
                                                                    Services, Inc.
                                                                    (2000-2004).

LAURA F. HEALY                  Assistant        Unlimited          Vice President,       N/A          N/A
State Street Bank and Trust     Treasurer        Elected:           State Street Bank
Company                                          November 2007      and Trust Company
Two Avenue de Lafayette                                             (2002-present).*
Boston, MA 02111
3/20/64

CHAD C. HALLETT                 Assistant        Unlimited          Vice President,       N/A          N/A
State Street Bank and Trust     Treasurer        Elected:           State Street Bank
Company                                          May 2006           and Trust Company
Two Avenue de Lafayette                                             (2001-present).*
Boston, MA 02111
1/28/69

MATTHEW FLAHERTY                Assistant        Unlimited          Assistant Vice        N/A          N/A
State Street Bank and Trust     Treasurer        Elected:           President, State
Company                                          May 2005           Street Bank and
Two Avenue de Lafayette                                             Trust
Boston, MA 02111                                                    (1994-present).*
2/19/71

*    Served in various capacities during the noted time period.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF            PRINCIPAL          IN FUND
                                                    OFFICE AND         OCCUPATION(S)        COMPLEX             OTHER
        NAME, ADDRESS             POSITION(S)        LENGTH OF          DURING PAST        OVERSEEN         DIRECTORSHIPS
      AND DATE OF BIRTH           WITH FUNDS        TIME SERVED           5 YEARS         BY TRUSTEE       HELD BY TRUSTEE
-----------------------------   --------------   ----------------   -------------------   ----------   ----------------------
JULIE B. PIATELLI               Chief            Unlimited          Principal and         N/A          N/A
SSgA Funds                      Compliance       Elected:           Senior Compliance
Management, Inc.                Officer          August 2007        Officer, SSgA
State Street Financial Center                                       Funds Management,
One Lincoln Street                                                  Inc.
Boston, MA 02111                                                    (2004-present);
8/5/67                                                              Vice President,
                                                                    State  Street
                                                                    Global Advisors
                                                                    (2004-present);
                                                                    Senior Manager,
                                                                    PricewaterhouseCoop
                                                                    ers, LLP (1999-
                                                                    2004)

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust, other than the Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. Commencing August 11, 2007, the Trust and SPDR Series Trust ("SST") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and SST and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings attended.

The table below shows the compensation that the Independent Trustees received during the Trust's fiscal year ended September 30, 2007.

                                 PENSION OR
                                 RETIREMENT                          TOTAL
                                  BENEFITS                       COMPENSATION
                                   ACCRUED                           FROM
NAME OF             AGGREGATE    AS PART OF      ESTIMATED      TRUST AND FUND
INDEPENDENT       COMPENSATION     TRUST      ANNUAL BENEFITS    COMPLEX PAID
TRUSTEE            FROM TRUST     EXPENSES    UPON RETIREMENT   TO TRUSTEES (1)
-----------       ------------   ----------   ---------------   ---------------
David M. Kelly     $17,400.00        $0              NA            $47,400.00
Frank Nesvet       $17,400.00        $0              NA            $47,400.00
Helen F. Peters    $17,400.00        $0              NA            $47,400.00

(1)  The Fund Complex includes the Trust and SST.

No trustee or officer is entitled to any pension or retirement benefits from the Trust.

OWNERSHIP OF SHARES. The following table shows the dollar range of equity securities beneficially owned by each of the Trustees as of December 31, 2007:

                                         AGGREGATE DOLLAR RANGE OF FUND
                       DOLLAR RANGE OF      SHARES IN ALL REGISTERED
                        FUND SHARES       INVESTMENT COMPANIES OVERSEEN
                         OWNED BY THE      BY THE TRUSTEE IN FAMILY OF
NAME                       TRUSTEE            INVESTMENT COMPANIES
----                   ---------------   ------------------------------
INDEPENDENT TRUSTEES
David M. Kelly               None                    None
Frank Nesvet                 None                    None
Helen F. Peters              None                    None
INTERESTED TRUSTEE
James Ross                   None              $50,001 - $100,000

As of December 31, 2007, the Independent Trustees or their immediate family members did not own any securities issued by the Adviser or the Distributor or any company controlling, controlled by or are under common control with the Adviser or the Distributor.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Ms. Peters serves as Chair. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met five (5) times during the fiscal year ended September 30, 2007.

Trustee Committee. The Board has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Nesvet serves as Chair. The responsibilities of the Trustee Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Funds; (3) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; (4) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust; and (5) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee met four (4) times during the fiscal year ended September 30, 2007.

Pricing and Investment Committee. The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. The Board met four (4) times during the fiscal year ended September 30, 2007 to review and ratify fair value pricing determinations of the Pricing and Investment Committee. The Pricing and Investment Committee reports to the Board on a quarterly basis.

CODES OF ETHICS.

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits, to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES.

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy, which has been adopted by the Sub-Adviser, is attached to this SAI as Appendix A. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY.

The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the "NSCC"). The basket represents one Creation Unit of the Funds. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust.

THE INVESTMENT ADVISER.

SSgA Funds Management, Inc. acts as the investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. As of March 31, 2008, the Adviser managed approximately $154 billion. The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors ("SSgA"), consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement ("Investment Advisory Agreement") between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement regarding the Funds will be available in the Trust's Semi-Annual Report to Shareholders dated March 31, 2008.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as set forth in each Fund's Prospectus. From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

INVESTMENT SUB-ADVISER

Pursuant to the Advisory Agreement between the Fund and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman" or the "Sub-Adviser"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the Fund's investments, subject to supervision of the Adviser and the Board while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of March 31, 2008, Tuckerman managed approximately $7.8 billion in assets. Tuckerman's principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.

The Trust, the Adviser and the Sub-Adviser have entered into a Sub-Advisory Agreement. The Sub-Advisory Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or
(2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Sub-Advisory Agreement is also terminable upon 60 days notice by the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the Board's approval of the Sub-Advisory Agreement will be available in the Trust's Semi-Annual Report to Shareholders for the period dated March 31, 2008.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee based on the average daily net assets with respect to the SPDR DJ Wilshire Global Real Estate ETF. The SPDR DJ Wilshire Global Real Estate ETF had not commenced operations as of September 30, 2007 and therefore the Advisor did not pay any fees to Tuckerman for managing the SDPR DJ Wilshire Global Real Estate ETF for the fiscal year ended September 30, 2007.

PORTFOLIO MANAGERS. The Adviser manages the Funds, and with respect to the SPDR DJ Wilshire Global Real Estate ETF, the Adviser and Sub-Adviser each manage the Fund, using a team of investment professionals. Key professionals primarily involved in the day-to-day portfolio management for each of the Funds include:

FUND                                              PORTFOLIO MANAGERS
----                                       --------------------------------
All ETFs (Excluding the SPDR DJ Wilshire   Lynn Blake, John Tucker
International Real Estate ETF)

SPDR DJ Wilshire Global Real Estate ETF    Amos J. Rogers III, Sophia Banar

The following table lists the number and types of other accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Funds and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

                  OTHER ACCOUNTS MANAGED AS OF March 31, 2008

              Registered                 Other Pooled                                             Total
              Investment      Assets      Investment      Assets                    Assets       Assets
Portfolio       Company      Managed        Vehicle       Managed       Other      Managed       Managed
Manager        Accounts    (billions)*     Accounts     (billions)*   Accounts   (billions)*   (billions)*
---------     ----------   -----------   ------------   -----------   --------   -----------   -----------
Lynn Blake        63          $37.40          286         $342.20        238        $227.10      $606.70
John Tucker       63          $37.40          286         $342.20        238        $227.10      $606.70

*    There are no performance fees associated with these portfolios.

The portfolio managers listed above do not beneficially own any shares of the Funds as of March 31, 2008. The new funds had not commenced operations prior to the date of this SAI.

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Adviser and Sub-Adviser have adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser, Sub-Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio managers' accounts with the same strategy.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser and Sub-Adviser have adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser, Sub-Adviser and their advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Fund and assets under management in those accounts. The total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

                  OTHER ACCOUNTS MANAGED AS OF MARCH 31, 2008

                     Registered                   Pooled                                              Total
                     Investment      Assets     Investment      Assets                   Assets       Assets
Portfolio              Company      Managed       Vehicle      Managed       Other      Managed       Managed
Manager               Accounts    (billions)*    Accounts    (billions)*   Accounts   (billions)*   (billions)*
---------            ----------   -----------   ----------   -----------   --------   -----------   -----------
Amos J. Rogers III        5          $2.7           11          $1.5          58         $1.5          $5.7
Sophia Banar              5          $2.7           11          $1.5          58         $1.5          $5.7

*    There are no performance fees associated with these portfolios.

The portfolio managers listed above do not own any shares of the SPDR DJ Wilshire Global Real Estate ETF as of March 31, 2008.

The Sub-Adviser's portfolio managers are compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate of which is tied to the firm's income generated by all accounts included within the manager's investment strategy, including the fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Tuckerman based on assets under management. Tuckerman bases incentive bonuses on income earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager's interests more closely with the long-term interests of clients. Most senior professionals, including portfolio managers have ownership interests in the firm.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT.

State Street, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an Administration Agreement. Under the Administration Agreement, State Street is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to, and filings with, the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administration Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

State Street also serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Funds' assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses.

State Street also serves as Transfer Agent of the Funds pursuant to a Transfer Agency and Service Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

COMPENSATION. As compensation for its services under the Administration Agreement, Custodian Agreement and Transfer Agency and Service Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of each Fund of the Trust, as follows: 0.045% on the first $4.5 billion, 0.040% on the next $4.5 billion, and 0.0225% on the next 3.5 billion, and 0.0125% thereafter. For each Fund, after the first six months of operations, a $75,000 minimum fee per Fund applies. The greater of the minimum fee or the asset based fee will be charged. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, and in-kind creation (purchase) and redemption transaction fees (as described below and in the Funds' Prospectus). State Street may be reimbursed by the Funds for its out-of-pocket expenses. The Investment Advisory Agreement provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency and Service Agreement.

THE DISTRIBUTOR

State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Investor information can be obtained by calling 1-866-787-2257. The Distributor has entered into a distribution agreement ("Distribution Agreement") with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "PURCHASE AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Funds of the Trust of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

LICENSING ARRANGEMENTS.

Each Fund will be based on a particular equity market index compiled by the Index provider. The Index provider is not affiliated with the Adviser or its affiliates. Each Fund will be entitled to use the underlying Index pursuant to a license or sub-license agreement from the Index provider. The Adviser has entered into a license and sub-license agreements such that the Trust is not obligated to pay any sub-license fees for the use of the Indexes.

                             BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks when appropriate.

The Adviser does not presently participate in any soft dollar arrangements. The Adviser may aggregate trades with clients of SSgA, whose commission dollars may be used to generate soft dollar credits. Although the Adviser's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by SSgA.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations as of September 30, 2007 and therefore they did not pay brokerage commissions for the fiscal year ended September 30, 2007.

Securities of "Regular Broker-Dealer." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. The Funds are new and have not engaged in transactions prior to the date of this SAI.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "BUYING AND SELLING THE FUNDS."

The DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE"), the Exchange and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds had not commenced operations prior to the date of this SAI and therefore no person owned of record beneficially 5% or more of any Shares of the Funds.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of certain Funds, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of State Street (the "Agent") power to vote or abstain from voting such Authorized Participant's beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

The Funds had not commenced operations prior to the date of this SAI and therefore the Trustees and officers of the Trust did not own any of each Fund's outstanding shares.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"); or (ii) pursuant to the Dividend Reinvestment Service (as defined below).

A "Business Day" with respect to each Fund is any day except weekends and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" per each Creation Unit constituting a portfolio sampling representation of the securities included in the relevant Fund's benchmark index and an amount of cash (the "Cash Component") computed as described below. Notwithstanding the foregoing, the Adviser intends to substitute cash payment equal in value to certain Deposit Securities ("Deposit Cash"). Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities plus the Deposit Cash. If the Cash Component is a positive number (i.e., the Deposit Cash and the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities and the Deposit Cash), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities and also allows the Adviser to substitute cash in lieu of certain securities (e.g., Deposit Cash). Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of Deposit Cash to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities and Deposit Cash is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash i.e., a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security which (i) may not be available in sufficient quantity for delivery;
(ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, "custom orders"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or
(ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Principal Underwriter no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when an Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

CREATION ORDER. The Principal Underwriter shall inform the Transfer Agent, the Adviser and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit

Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

ACCEPTANCE OF ORDERS FOR CREATION UNITS. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the time set forth in the Participant Agreement, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such NAV as shall have been calculated after receipt in proper form of such order pursuant to the terms of the Participant Agreement. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) as additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under "Creation Transaction Fees" will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

REJECTION OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for

Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form; (b) the Deposit Securities delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. The purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with purchase of Creation Units, and investors will be required to pay a fixed creation transaction regardless of the number of Creation Units created in the transaction, as set forth below in the Prospectus, as may be revised from time to time. The Funds may adjust the creation transaction fee from time to time based upon actual experience. An additional charge for cash purchases, custom orders or partial cash purchases for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 am, Eastern time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, the Advisor intends to substitute cash for certain Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge for cash redemptions, custom orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below titled "Local Market Holiday Schedules" identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holiday Calendar section to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

ADDITIONAL REDEMPTION PROCEDURES. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund

Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TRANSACTION FEES. A fixed transaction fee is applicable to each creation transaction and each redemption transaction regardless of the number of Creation Units created in the transaction, as set forth in each Fund's Prospectus, as may be revised from time to time.

REQUIRED EARLY ACCEPTANCE OF ORDERS FOR CERTAIN INTERNATIONAL FUNDS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, certain Funds may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date's NAV. Orders to purchase shares of such Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the applicable order form.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DETERMINATION OF NET ASSET VALUE."

NAV per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of the total assets less total liabilities) by its total number of Shares outstanding rounded to the nearest cent. Expenses and fees, including the management fees, if any, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the Custodian and determined at the close of the regular trading session of the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association ("SIFMA") announces an early closing time.

In calculating a Fund's NAV per Share, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation
(i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust's procedures require the Pricing and Investment Committee to determine a security's fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and
(iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds' Index providers). In these cases, a Fund's NAV may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by each Fund's benchmark Index. This may result in a difference between a Fund's performance and the performance of a Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value a each Fund's portfolio securities may changes on days when you will not be able to purchase or sell your Shares.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid annually by each Fund except the SPDR DJ Wilshire Global Real Estate ETF which pays dividends on investment income monthly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service (the "Service") for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If the Service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Shares will be issued at NAV under the Service regardless of whether the Shares are then trading in the secondary market at a premium or discount to NAV. Broker dealers, at their own discretion, may also offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding the Service or other dividend reinvestment programs.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to create Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Although not anticipated to be significant in amount based on the investment objectives of the Funds, a Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund's total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then such Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If a Fund makes this election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFIC," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualifying electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Such Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund will report to shareholders annually the amount of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder's Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains would return to 20% in 2011.

Gain or loss on the sale or redemption of Shares in each Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes, depending on a shareholder's circumstances.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than "qualified short-term capital gain" described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate Internal Revenue Service Form W-8 may be subject to backup withholding at the appropriate rate.

Under recently enacted legislation, the Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "qualified short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application for these rules to their accounts. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

The Foreign Investment in Real Property Tax Act of 1980 ("FIRPTA") makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as "FIRPTA gain". The Internal Revenue Code provides a look-through rule for distributions of "FIRPTA gain" by a RIC if all of the following requirements are met: (i) the RIC is classified as a "qualified investment entity," (a "qualified investment entity" includes a RIC if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations), and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest ("USRPI"), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return. Such distributions will give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, a Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. For example, if (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code section 514(b), a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. If a charitable remainder trust (as defined in Internal Revenue Code section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. There is no restriction preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so. The Internal Revenue Service has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Under promulgated United States Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of each Fund in the Trust vote together as a single class, except that if the matter being voted on affects only a particular Fund of the Trust, it will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC, at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan Lewis & Bockius, LLP, 1111 Pennsylvania Ave., NW, Washington, DC 20004, serves as counsel to the Trust. PricewaterhouseCoopers, LLP, 125 High Street, Boston, MA 02110, serves as the independent registered public accounting firm for the Trust.

                         LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of "T" plus three business days (i.e., days on which the Exchange is open) in the relevant foreign market of each Fund, except for the Funds which hold Portfolio Securities primarily traded in South Africa. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2008 and 2009. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. The countries set forth below are based on the composition of each Fund's benchmark Index as of March 31, 2008 and may change. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

SPDR S&P INTERNATIONAL MID CAP ETF

The remaining dates in the calendar year 2008 and the beginning of 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

               AUSTRALIA            FINLAND              ICELAND
             June 9, 2008        June 20, 2008        May 12, 2008
           December 24, 2008   December 24, 2008      June 17, 2008
           December 25, 2008   December 25, 2008     August 4, 2008
           December 26, 2008   December 26, 2008    December 24, 2008
           December 31, 2008   December 31, 2008    December 25, 2008
            January 1, 2009     January 1, 2009     December 26, 2008
           January 28, 2009                         December 31, 2008
                                     FRANCE          January 1, 2009
                AUSTRIA        December 24, 2008     January 2, 2009
             May 12, 2008      December 25, 2008
             May 22, 2008      December 26, 2008
            August 15, 2008    December 31, 2008         IRELAND
           December 8, 2008     January 1, 2009       June 2, 2008
           December 24, 2008                        December 24, 2008
           December 25, 2008        GERMANY         December 25, 2008
           December 26, 2008      May 12, 2008      December 26, 2008
           December 31, 2008   December 24, 2008    December 31, 2008
            January 1, 2009    December 25, 2008     January 1, 2009
                               December 26, 2008
              BELGIUM          December 31, 2008         ITALY
           December 24, 2008    January 1, 2009      August 15, 2008
           December 25, 2008                        December 24, 2008
           December 26, 2008         GREECE         December 25, 2008
           December 31, 2008     June 16, 2008      December 26, 2008
            January 1, 2009     August 15, 2008     December 31, 2008
                                October 28, 2008     January 1, 2009
                 CANADA        December 25, 2008
             May 19, 2008      December 26, 2008          JAPAN
             July 1, 2008       January 1, 2009         May 6, 2008
            August 4, 2008                             July 21, 2008
           September 1, 2008       HONG KONG        September 15, 2008
           October 13, 2008       May 12, 2008      September 23, 2008
           December 25, 2008      June 9, 2008       October 13, 2008
           December 26, 2008      July 1, 2008       November 3, 2008
            January 1, 2009    September 15, 2008    November 24, 2008
                                October 1, 2008      December 23, 2008
                DENMARK         October 7, 2008      December 30, 2008
             May 12, 2008      December 24, 2008     December 31, 2008
             June 5, 2008      December 25, 2008      January 1, 2009
           December 24, 2008   December 26, 2008      January 2, 2009
           December 25, 2008   December 31, 2008      January 3, 2009
           December 26, 2008    January 1, 2009       January 4, 2009
           December 31, 2008                         January 14, 2009
            January 1, 2009

              LUXEMBOURG                               SWITZERLAND
             May 12, 2008          SINGAPORE          May 12, 2008
             June 23, 2008        May 19, 2008        May 19, 2008
            August 15, 2008     October 1, 2008      August 1, 2008
           December 25, 2008    October 28, 2008    December 24, 2008
           December 26, 2008    December 8, 2008    December 25, 2008
            January 1, 2009    December 25, 2008    December 26, 2008
                                January 1, 2009     December 31, 2008
              NETHERLANDS                            January 1, 2009
           December 24, 2008      SOUTH KOREA        January 2, 2009
           December 25, 2008      May 12, 2008
           December 26, 2008      June 6, 2008      UNITED KINGDOM
           December 31, 2008    August 15, 2008      May 26, 2008
            January 1, 2009    September 15, 2008   August 25, 2008
                                October 3, 2008    December 25, 2008
              NEW ZEALAND      December 25, 2008   December 26, 2008
             June 2, 2008      December 31, 2008    January 1, 2009
           October 27, 2008     January 1, 2009
           December 25, 2008
           December 26, 2008         SPAIN
            January 1, 2009    December 25, 2008
            January 2, 2009    December 26, 2008
                                January 1, 2009
                NORWAY
             May 12, 2008            SWEDEN
           December 24, 2008      June 6, 2008
           December 25, 2008     June 20, 2008
           December 26, 2008    October 31, 2008
           December 31, 2008   December 24, 2008
            January 1, 2009    December 25, 2008
                               December 26, 2008
               PORTUGAL        December 31, 2008
           December 24, 2008    January 1, 2009
           December 25, 2008
           December 26, 2008
           December 31, 2008
            January 1, 2009

REDEMPTION. The longest redemption cycle for a Fund is a function of the longest redemption cycles among the countries whose securities comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2008, the dates of the regular holidays affecting the Denmark and Swedish securities markets could present a worst-case redemption cycle for the Fund as R + 11 calendar days as the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING MARKETS SMALL CAP ETF

The remaining dates in the calendar year 2008 and the beginning of 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

               ARGENTINA          CZECH REPUBLIC        October 2, 2008
             June 16, 2008          May 8, 2008         October 3, 2008
              July 9, 2008       October 28, 2008      December 8, 2008
            August 18, 2008      November 17 2008      December 25, 2008
            November 6, 2008     December 24, 2008     December 26, 2008
            December 8, 2008     December 25, 2008     December 29, 2008
           December 25, 2008     December 26, 2008      January 1, 2009
             January 1, 2009     December 31, 2008     January 10, 2009
                                  January 1, 2009      January 11, 2009

                 BRAZIL
              May 22, 2008             EGYPT                ISRAEL
              July 9, 2008         July 23, 2008          May 7, 2008
           November 20, 2008      October 1, 2008         May 8, 2008
           December 24, 2008      October 2, 2008        June 8, 2008
           December 25, 2008      October 6, 2008        June 9, 2008
           December 31, 2008     December 7, 2008       August 10, 2008
            January 1, 2009      December 9, 2008     September 29, 2008
            January 25, 2009     December 29, 2008    September 30, 2008
                                  January 7, 2009       October 1, 2008
                 CHILE            January 9, 2009       October 8, 2008
              May 21, 2008                              October 9, 2008
             July 16, 2008            HUNGARY          October 13, 2008
            August 15, 2008         May 2, 2008        October 14, 2008
           September 18, 2008      May 12, 2008        October 15, 2008
           September 19, 2008     August 20, 2008      October 16, 2008
            December 8, 2008     October 23, 2008      October 19, 2008
           December 25, 2008     October 24, 2008      October 20, 2008
            January 1, 2009      December 24, 2008     October 21, 2008
                                 December 25, 2008
                 CHINA           December 26, 2008          JORDAN
              June 9, 2008        January 1, 2009        May 25, 2008
           September 15, 2008                         September 30, 2008
           September 29, 2008          INDIA            October 1, 2008
           September 30, 2008      May 19, 2008         October 2, 2008
            October 1, 2008       August 15, 2008       October 6, 2008
            October 2, 2008      September 3, 2008     December 8, 2008
            October 3, 2008       October 2, 2008      December 9, 2008
            January 1, 2009       October 9, 2008      December 10, 2008
                                 October 28, 2008      December 11, 2008
                COLOMBIA         October 30, 2008      December 25, 2008
              May 26, 2008       November 13, 2008     December 28, 2008
              June 2, 2008       December 9, 2008       January 1, 2009
             June 30, 2008       December 25, 2008     January 10, 2009
             August 7, 2008
            August 18, 2008          INDONESIA             MALAYSIA
            October 13, 2008       May 19, 2008          May 19, 2008
            November 3, 2008       May 20, 2008         October 1, 2008
           November 17, 2008       July 30, 2008        October 2, 2008
            December 8, 2008      August 18, 2008      October 27, 2008
           December 25, 2008    September 19, 2008     December 8, 2008
            January 1, 2009     September 30, 2008     December 25, 2008
            January 7, 2009       October 1, 2008      December 29, 2008
                                                        January 1, 2009
                                                       January 10, 2009

                MEXICO             PHILIPPINES             TAIWAN
          September 16, 2008       June 9, 2008       October 10, 2008
          November 17, 2008      August 18, 2008       January 1, 2009
          December 12, 2008      December 1, 2008
          December 25, 2008     December 25, 2008         THAILAND
           January 1, 2009      December 29, 2008       May 19, 2008
                                December 31, 2008       July 1, 2008
               MOROCCO           January 1, 2009        July 17, 2008
            July 30, 2008                              August 12, 2008
           August 14, 2008            POLAND          October 23, 2008
           August 20, 2008         May 22, 2008       December 5, 2008
           August 21, 2008       August 15, 2008      December 10, 2008
           October 1, 2008      November 11, 2008     December 31, 2008
           October 2, 2008      December 24, 2008      January 1, 2009
           November 6, 2008     December 25, 2008
          November 18, 2008     December 26, 2008          TURKEY
           December 9, 2008      January 1, 2009        May 19, 2008
          December 10, 2008                          September 29, 2008
           January 1, 2009            RUSSIA         September 30, 2008
           January 10, 2009        May 9, 2008         October 1, 2008
           January 11, 2009       June 12, 2008        October 2, 2008
                                  June 13, 2008       October 28, 2009
               NIGERIA           November 3, 2008     October 29, 2008
             May 29, 2008        November 4, 2008     November 23, 2008
           October 1, 2008      December 31, 2008     December 8, 2008
           December 8, 2008      January 1, 2009      December 9, 2008
          December 25, 2008      January 2, 2009      December 10, 2008
          December 26, 2008      January 3, 2009      December 11, 2008
           January 1, 2009       January 4, 2009       January 1, 2009
                                 January 7, 2009
               PAKISTAN          January 8, 2009
           August 14, 2008
          September 30, 2008        SLOVENIA
           October 4, 2008        June 25, 2008
           October 5, 2008       August 15, 2008
           October 6, 2008       October 31, 2008
           October 7, 2008      December 25, 2008
          December 10, 2008     December 26, 2008
          December 11, 2008     December 31, 2007
          December 12, 2008      January 1, 2009
          December 25, 2008      January 2, 2009
           January 19, 2009
           January 20, 2009        SOUTH AFRICA
                                  June 16, 2008
                 PERU           September 24, 2008
            July 28, 2008       December 16, 2008
            July 29, 2008       December 25, 2008
           October 8, 2008      December 26, 2008
           December 8, 2008      January 1, 2009
          December 25, 2008
           January 1, 2009

REDEMPTION. The longest redemption cycle for a Fund is a function of the longest redemption cycles among the countries whose securities comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2008, the dates of the regular holidays affecting the Mexican and Turkish securities markets could present a worst-case redemption cycle for the Fund as R + 11 calendar days as the maximum number of calendar days necessary to satisfy a redemption request.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF

The remaining dates in the calendar year 2008 and the beginning of 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

               AUSTRALIA             HONG KONG           NETHERLANDS
             June 9, 2008           May 12, 2008      December 24, 2008
           December 24, 2008        June 9, 2008      December 25, 2008
           December 25, 2008        July 1, 2008      December 26, 2008
           December 26, 2008     September 15, 2008   December 31, 2008
           December 31, 2008      October 1, 2008      January 1, 2009
            January 1, 2009       October 7, 2008
           January 28, 2009      December 24, 2008       NEW ZEALAND
                                 December 25, 2008       June 2, 2008
                AUSTRIA          December 26, 2008     October 27, 2008
             May 12, 2008        December 31, 2008    December 25, 2008
             May 22, 2008         January 1, 2009     December 26, 2008
            August 15, 2008                            January 1, 2009
           December 8, 2008            ITALY           January 2, 2009
           December 24, 2008      August 15, 2008
           December 25, 2008     December 24, 2008       PHILIPPINES
           December 26, 2008     December 25, 2008       June 9, 2008
           December 31, 2008     December 26, 2008     August 18, 2008
            January 1, 2009      December 31, 2008     December 1, 2008
                                  January 1, 2009     December 25, 2008
                BELGIUM                               December 29, 2008
           December 24, 2008           JAPAN          December 31, 2008
           December 25, 2008        May 5, 2008        January 1, 2009
           December 26, 2008        May 6, 2008
           December 31, 2008       July 21, 2008            POLAND
            January 1, 2009      September 15, 2008      May 22, 2008
                                 September 23, 2008    August 15, 2008
                BRAZIL            October 13, 2008    November 11, 2008
             May 22, 2008         November 3, 2008    December 24, 2008
             July 9, 2008        November 24, 2008    December 25, 2008
           November 20, 2008     December 23, 2008    December 26, 2008
           December 24, 2008     December 30, 2008     January 1, 2009
           December 25, 2008     December 31, 2008
           December 31, 2008      January 1, 2009         SINGAPORE
            January 1, 2009       January 2, 2009        May 19, 2008
           January 25, 2009       January 3, 2009      October 1, 2008
                                  January 4, 2009      October 28, 2008
                CANADA            January 14, 2009     December 8, 2008
             May 19, 2008                             December 25, 2008
             July 1, 2008             MALAYSIA         January 1, 2009
            August 4, 2008          May 19, 2008
           September 1, 2008      October 1, 2008        SOUTH AFRICA
           October 13, 2008       October 2, 2008       June 16, 2008
           December 25, 2008      October 27, 2008    September 24, 2008
           December 26, 2008      December 8, 2008    December 16, 2008
            January 1, 2009      December 25, 2008    December 25, 2008
                                 December 29, 2008    December 26, 2008
                FRANCE            January 1, 2009      January 1, 2009
           December 24, 2008      January 10, 2009
           December 25, 2008                                SPAIN
           December 26, 2008                          December 25, 2008
           December 31, 2008                          December 26, 2008
            January 1, 2009                            January 1, 2009

                GERMANY
             May 12, 2008
           December 24, 2008
           December 25, 2008
           December 26, 2008
           December 31, 2008
            January 1, 2009

           SWEDEN             SWITZERLAND                TURKEY
        June 6, 2008         May 12, 2008             May 19, 2008
       June 20, 2008         May 19, 2008          September 29, 2008
      October 31, 2008      August 1, 2008         September 30, 2008
     December 24, 2008     December 24, 2008         October 1, 2008
     December 25, 2008     December 25, 2008         October 2, 2008
     December 26, 2008     December 26, 2008        October 28, 2009
     December 31, 2008     December 31, 2008        October 29, 2008
      January 1, 2009       January 1, 2009         November 23, 2008
                            January 2, 2009         December 8, 2008
                                                    December 9, 2008
                                                    December 10, 2008
                                                    December 11, 2008
                                                     January 1, 2009

                                                     UNITED KINGDOM
                                                      May 26, 2008
                                                     August 25, 2008
                                                    December 25, 2008
                                                    December 26, 2008
                                                     January 1, 2009







REDEMPTION. The longest redemption cycle for a Fund is a function of the longest redemption cycles among the countries whose securities comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2008, the dates of the regular holidays affecting the Denmark and Turkish securities markets could present a worst-case redemption cycle for the Fund as R + 11 calendar days as the maximum number of calendar days necessary to satisfy a redemption request.

APPENDIX A

PROXY VOTING POLICY                            (SSGA LOGO)
                                         Funds Management, Inc.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services ("ISS"), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with

ISS at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes.

For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.   Generally, FM votes for the following ballot items:

Board of Directors

     - Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

     - Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

     - Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

     - Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

     - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

     - Mandates requiring a majority of independent directors on the Board of Directors

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

     -    Elimination of cumulative voting

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

     -    Establishment of confidential voting

Auditors

     - Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

     - Auditors' compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

     -    Discharge of auditors*

     - Approval of financial statements, auditor reports and allocation of income

     -    Requirements that auditors attend the annual meeting of shareholders

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

     - Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

     - Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

     - Capitalization changes which eliminate other classes of stock and/or unequal voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

     - Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

     -    Elimination of shareholder rights plans ("poison pill")

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

     - Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

     - Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

     - Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")

     -    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     - Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

     - Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

     - Expansions to reporting of financial or compensation-related information, within reason

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

     - General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

     -    Change in Corporation Name

     - Mandates that amendments to bylaws or charters have shareholder approval

Other

     -    Adoption of anti-"greenmail" provisions, provided that the proposal:
          (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

     - Establishment of classified boards of directors, unless 80% of the board is independent

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders' Right to Call Special Meetings

     - Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy

     - Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

     - Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and
                    (iii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

               - (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

     - Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

     - Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     -    Adjournment of Meeting to Solicit Additional Votes

     - Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

     - Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

     -    Retirement bonuses for non-executive directors and auditors

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     - Reincorporation in a location which has more stringent anti-takeover and related provisions

     - Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

     - Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

     - Against offers where, at the time of voting, the current market price of the security exceeds the bid price

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the NAV

     -    For offers made at a premium where no other higher bidder exists

PROTECTING SHAREHOLDER VALUE

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, ISS or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the

Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process -- especially the proxy voting process -- as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

                                     PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

(a)(i) Amended and Restated Declaration of SPDR Index Shares Funds (the "Trust" or "Registrant") (5)

(a)(ii)       Amendment to the Amended and Restated Declaration of Trust (12)

(b)           Amended and Restated Bylaws of the Trust (13)

(c)           Not applicable

(d)(i) Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (5)

(d)(ii) Revised Exhibit A to the Investment Advisory Agreement, filed herewith

(d)(iii) Sub-Advisory Agreement by and between SSgA Funds Management, Inc. and The Tuckerman Group LLC (10)

(d)(iv) Revised Schedule A to the Sub-Advisory Agreement adding one new series, filed herewith

(d)(v) Revised Exhibit A to the Investment Advisory Agreement adding ten new series, to be filed by amendment

(d)(vi)       Fee Waiver Agreement with respect to the SPDR S&P BRIC 40 ETF (14)

(e)(i) Distribution Agreement between the Trust and State Street Global Markets LLC (5)

(e)(ii)       Amended Annex I to the Distribution Agreement, filed herewith

(e)(v) Amended Annex I to the Distribution Agreement adding ten new series, to be filed by amendment

(f)           Not applicable

(g)(i) Custodian Agreement between the Trust and State Street Bank and Trust Company (2)

(g)(ii)       Amendment to the Custodian Agreement (7)

(g)(iii) Amended Schedule of Series to the Custodian Agreement, filed herewith

(g)(iv) Amended Schedule of Series to the Custodian Agreement adding ten new series, to be filed by amendment

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(ii) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(iii)      Form of Participant Agreement (14)

(h)(iv)       Sublicense Agreement among the Trusts, STOXX Limited and the
              Adviser (3)

(h)(v)        Securities Lending Authorization Agreement (13)

(h)(vi)       Anti Money Laundering Addendum to Transfer Agency Services
              Agreement (5)

(h)(vii)      Amended Exhibit A to the Administration Agreement, filed herewith

(h)(viii) Amended Annex A to the Transfer Agency Services Agreement, filed herewith

(h)(ix) Amended Schedule B to the Securities Lending Authorization Agreement, filed herewith

(h)(xiii) Amended Exhibit A to the Administration Agreement adding ten new series, to be filed by amendment

(h)(xiv) Amended Annex A to the Transfer Agency and Services Agreement adding ten new series, to be filed by amendment

(i)(i)        Opinion of Morgan, Lewis & Bockius LLP with respect to the Stoxx
              Funds (11)

(i)(ii) Opinion of Morgan, Lewis & Bockius LLP with respect to the SPDR S&P Asia Pacific ETF; SPDR S&P Emerging Asia Pacific ETF; SPDR S&P China ETF; SPDR S&P Emerging Markets ETF; SPDR S&P EPAC ETF; SPDR S&P Europe ETF; SPDR S&P Emerging Europe ETF; SPDR S&P Emerging Latin America ETF; SPDR S&P Emerging Middle East & Africa ETF; SPDR S&P World (ex-US) ETF; SPDR S&P World (ex-US) Small Cap ETF; streetTRACKS DJ Wilshire International Real Estate ETF; streetTRACKS Macquarie Global Infrastructure 100 ETF; streetTRACKS MSCI ACWI (ex-US) ETF; streetTRACKS Russell/Nomura PRIME Japan ETF; and streetTRACKS Russell/Nomura Small Cap Japan ETF (9)

(i)(iii) Opinion and Consent of Morgan, Lewis & Bockius LLP with respect to the SPDR S&P International Dividend ETF (15)

(i)(iv) Opinion and Consent of Morgan, Lewis & Bockius LLP with respect to SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR DJ Global Real Estate ETF, filed herewith

(i)(v) Opinion and Consent of Morgan, Lewis & Bockius LLP with respect to the SPDR(R) S&P(R) International Consumer Discretionary Sector ETF, the SPDR(R) S&P(R) International Consumer Staples Sector ETF, the SPDR(R) S&P(R) International Energy Sector ETF, the SPDR(R) S&P(R) International Financial Sector ETF, the SPDR(R) S&P(R) International Health Care Sector ETF, the SPDR(R) S&P(R) International Industrial Sector ETF, the SPDR(R) S&P(R) International Materials Sector ETF, the SPDR(R) S&P(R) International Technology Sector ETF, the SPDR(R) S&P(R) International Telecommunications Sector ETF and the SPDR(R) S&P(R) International Utilities Sector ETF, to be filed by amendment

(j)           Not applicable

(k)           Not applicable

(l) Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. (3)

(m)           Not applicable

(n)           Not applicable

(o)           Reserved

(p)(i)        Revised Code of Ethics of the Trust (12)

(p)(ii)       Revised Code of Ethics of the Adviser and the Distributor (8)

(p)(iii)      Amendment to Code of Ethics of the Adviser (12)

(q)           Powers of Attorney (10)

(r)           Assistant Secretary's Certificate (11)

-----------------------
(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 9, 2002.

(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 10, 2002.

(3) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 2, 2002.

(4) Incorporated herein by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 10, 2002.

(5) Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2004.

(6) Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 28, 2004.

(7) Incorporated herein by reference from Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 27, 2006.

(8) Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 25, 2006.

(9) Incorporated herein by reference from Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 8, 2006.

(10) Incorporated herein by reference from Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 1, 2006.

(11) Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 30, 2007.

(12) Incorporated herein by reference from Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 6, 2007.

(13) Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 2007.

(14) Incorporated herein by reference from Post Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 25, 2008.

(15) Incorporated herein by reference from Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 12, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Board of Trustees of the Trust is the same as the board of the SPDR Series Trust which also has SSgA Funds Management, Inc. ("SSgA FM") as its investment adviser. In addition, the officers of the Trust are substantially identical to the officers of the SPDR Series Trust. Nonetheless, the Trust takes the position that it is not under common control with other trusts because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Additionally, see the "Control Persons and Principal Holders of Securities" section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund's outstanding shares and such information is incorporated by reference to this Item.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.9 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

SSgA FM serves as the investment advisor to the Registrant. SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment arm of State Street Corporation.

The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

                             CAPACITY WITH                BUSINESS NAME AND ADDRESS
NAME                         ADVISOR                      OTHER POSITIONS
-------------------          ------------------------     ------------------------------------------------------------
Thomas P. Kelly              Treasurer                    Managing Director and Comptroller, State Street Global
                                                          Advisors, a division of State Street Bank and Trust
                                                          Company, Boston, MA

Mark J. Duggan               Director and Chief           Senior Managing Director and Deputy General Counsel, State
                             Legal Officer                Street Global Advisors, a division of State Street Bank
                                                          and Trust Company, Boston, MA

Beverly DeWitt               Chief Compliance             Vice President and Chief Compliance Officer State Street
                             Officer                      Global Advisors, a division of State Street  Bank and
                                                          Trust Company, Boston, MA

Peter G. Leahy               Director                     Executive Vice President, State Street Global Advisors, a
                                                          division of State Street Bank and Trust Company, Boston, MA

James Ross                   President & Director         Senior Managing Director, State Street Global Advisors, a
                                                          division of State Street Bank and Trust Company, Boston, MA

See "Management" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for information regarding the business of the Adviser. For information regarding broker-dealers and investment advisers affiliated with the Adviser, reference is made to the Adviser's Form ADV, as amended, filed with the Securities and Exchange Commission and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, is the Trust's principal underwriter ("SSGM"). SSGM also serves as the principal underwriter for SPDR Series Trust and SSgA Funds.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC (none of the persons set forth below holds a position or office with the Trust):

Nicolas J. Bonn                      Chief Executive Officer, President and Director
F. Charles R. Hindmarsh              Executive Vice President and Director
Simon Wilson Taylor                  Executive Vice President and Director
Richard Hart                         Vice President and Chief Operations Officer
Vincent Manzi                        Vice President and Chief Compliance Officer
R. Bryan Woodard                     Vice President, Chief Legal Counsel and Secretary
David McInnis                        Vice President and Compliance Officer
William Helfrich                     Vice President and Chief Financial Officer
James D. Doherty                     Vice President and Assistant Secretary
Anthony Rochte                       Vice President
Joseph Vignone                       Vice President
Howard Fairweather                   Director
Stefan Gavell                        Director
Peter Leahy                          Director
Aditya Mohan                         Director
Heidi Pickett                        Director
Stanley Shelton                      Director
Mark Snyder                          Director

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of May, 2008.


                                                    SPDR(R) INDEX SHARES FUNDS

                                                By: /s/ James E. Ross
                                                    ---------------------------
                                                    James E. Ross
                                                    President

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

         SIGNATURES                              TITLE                                    DATE

/s/Gary L. French                    Treasurer and Principal Financial Officer         May 7, 2008
-------------------------
Gary L. French

/s/David M. Kelly*                   Trustee                                           May 7, 2008
-------------------------
David M. Kelly

/s/Frank Nesvet*                     Trustee                                           May 7, 2008
-------------------------
Frank Nesvet

/s/Helen Peters*                     Trustee                                           May 7, 2008
-------------------------
Helen F. Peters

/s/ James E. Ross                    Trustee, President and Principal Executive        May 7, 2008
-------------------------            Officer
James E. Ross

*By: /s/ Ryan M. Louvar
     -----------------------
     Ryan M. Louvar
     As Attorney-in-Fact
     Pursuant to Power of Attorney

                                  Exhibit List

Item 23

(d)(ii)    Revised Exhibit A to the Investment Advisory Agreement

(d)(iv)    Revised Schedule A to the Sub-Advisory Agreement

(e)(ii)    Amended Annex I to the Distribution Agreement

(g)(iii)   Amended Schedule of Series to the Custodian Agreement

(h)(vii)   Amended Exhibit A to the Administration Agreement

(h)(viii)  Amended Annex A to the Transfer Agency and Service Agreement

(h)(ix)    Amended Schedule B to the Securities Lending Authorization Agreement

(i)(iv)    Opinion and Consent of Morgan, Lewis & Bockius LLP